Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
7.	Income Taxes

Successor

In connection with the Acquisition as defined in Note 1, ALIC made an election under Treasury Regulation Section 1.1502-36(d) for ALIC to eliminate tax basis in certain assets and tax attributes under the “unified loss rules”. As a result, the tax basis of certain of the Company’s assets was reduced immediately prior to the Acquisition. The reduced tax bases were used to determine the deferred tax impact under the acquisition method of accounting as discussed in Note 1.

The Company is party to a federal income tax allocation agreement (the “Tax Allocation Agreement”) with Lancaster Re. The Company and Lancaster Re file a separate life consolidated federal income tax return under Internal Revenue Code Section 1504 (c)(1).

Following the Acquisition, the Company exited The Allstate Corporation’s consolidated federal income tax return and is no longer a party to the tax allocation agreement with its former affiliates. Final tax settlements were agreed to with The Allstate Corporation and no future tax allocations are expected to occur with The Allstate Corporation.

As part of the Acquisition, although the Company remains jointly and severally liable for consolidated tax liabilities, the Company is held harmless by ALIC in accordance with the Acquisition agreement and believes that the possibility of a tax liability for the pre-sale tax years is remote. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits at December 31, 2016 and 2015. As of December 31, 2016, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties.

The components of the deferred income tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

($ in thousands)	December 31, 2016	December 31, 2015
Deferred tax assets
Policyholder reserves	$2,139,431	$2,058,446
Deferred acquisition costs	65,002	41,664
Deferred financing costs	6,311	8,707
Investments	29,721	120,893
Other assets	5,137	688

Total deferred tax assets	$2,245,602	$2,230,398

Deferred tax liabilities
Value of business acquired	$(65,345)	$(86,696)
Amounts recoverable from reinsurers	(2,172,500)	(2,076,251)
Intangibles	(1,820)	(1,820)
Other liabilities	(2,251)	(591)

Total deferred tax liabilities	$(2,241,916)	$(2,165,358)

Net deferred tax asset (liability)	$3,686	$65,040

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that any tax attribute carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) prudent and feasible tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized. The Company had no valuation allowance as of December 31, 2016 or 2015. With respect to deferred tax assets associated with investments, the Company has the ability and intent to hold these securities until recovery. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.

At December 31, 2016 and 2015, the Company had no net operating loss carryforwards, no capital loss carryforwards, or tax credit carryforwards.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31, 2016 and 2015 and the period from April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Expected federal income tax expense	$16,135	$45,062	$15,722
Dividends received deduction	(1,960)	(2,443)	(1,470)
Other	472	3,475	(18)

Total income tax expense	$14,647	$46,094	$14,234

Other represents tax credits and the establishment of additional deferred tax assets and liabilities that existed at the time of Acquisition and identified during the completion of the 2015 and 2014 consolidated federal income tax returns.

The dividends received deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income, and, as such, is a significant component of the difference between the Company’s effective tax rate and the federal statutory tax rate of 35%. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Tax reform has been identified by both President Trump and congressional leadership as an important priority. Both President Trump’s tax plan and the House of Representatives Republican “blueprint” for tax reform (released in June 2016) include high level tax reform proposals, but do not yet provide detailed tax provisions. While the timing, substance, and effective date of any new tax rules are unknown, they could result in the elimination of some, or all, of the separate account DRD tax benefit the Company ultimately receives and impact the Company’s financial position and results from operations.

Predecessor

Prior to April 1, 2014, the Company joined The Allstate Corporation and its other subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and was party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Company paid to or received from The Allstate Corporation the amount, if any, by which the Allstate Group’s federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also had a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements resulted in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

The IRS is currently examining the Allstate Group’s 2013 and 2014 federal income tax returns. The Allstate Group’s tax years prior to 2013 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

The components of income tax expense are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014
Current	$914
Deferred	8

Total income tax expense	$922

The Company paid no income taxes in the period from January 1, 2014 through March 31, 2014. A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:

Period from January 1, 2014 through March 31, 2014
Statutory federal income tax rate	35.0%
Other	—

Effective income tax rate	35.0%